CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - TRY (₺) ₺ in Thousands	Share capital	Other capital reserves	Share premiums	Restricted reserves	Accumulated deficit	Total
Balance at beginning of the year at Dec. 31, 2018	₺ 46,138		₺ 18,152	₺ 1,586	₺ (423,880)	₺ (358,004)
Net loss for the year					(131,647)	(131,647)	[1]
Other comprehensive loss for the year					(1,222)	(1,222)
Capital increase	10,728		169,313			180,041
Balance at ending of the year at Dec. 31, 2019	56,866		187,465	1,586	(556,749)	(310,832)
Net loss for the year					(474,516)	(474,516)	[1]
Other comprehensive loss for the year					(1,984)	(1,984)
Balance at ending of the year at Dec. 31, 2020	56,866		187,465	1,586	(1,033,249)	(787,332)
Net loss for the year					(700,078)	(700,078)
Other comprehensive loss for the year					(3,290)	(3,290)
Capital increase	8,334		4,073,272			4,081,606
Share-based payments (Note 13)		₺ 85,270				85,270
Balance at ending of the year at Dec. 31, 2021	₺ 65,200	₺ 85,270	₺ 4,260,737	₺ 1,586	₺ (1,736,617)	₺ 2,676,176

[1]	Certain figures are re-presented compared to the published financial statements as of 31 December 2020 and 31 December 2019. For further information, refer to note 2.5